INCOME TAXES - Components of provision for income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current provision for income taxes:
Federal				$ 69,858
State				16,773
Total Current provision for income taxes				86,631
Deferred income tax benefit:
Federal			$ (840,870)	(362,089)	$ (515,428)
State			(207,962)	(65,383)	(93,072)
Total Deferred income tax benefit			(1,048,832)	(427,471)	(608,500)
Total provision for income taxes	$ (349,348)	$ 1,130,142	$ (1,048,832)	$ (340,841)	$ (608,500)	$ 0